Other disclosures - Risk review - Balance Sheet - Credit Quality (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
On-balance sheet [abstract]
Cash and balances at central banks	£ 171,082	£ 102,353		£ 49,711
Items in course of collection from other banks	2,153	1,467		1,011
Trading portfolio assets	113,760	80,240		77,348
Reverse repurchase agreements	12,546	13,454		28,187
Other financial assets		1,205
Financial assets designated at fair value	116,281	78,608		76,830
Derivative financial instruments	237,669	346,626		327,709
Loans and advances to banks	35,663	43,251		41,349
Loans and advances to customers	365,552	392,784		399,217
Total assets	1,133,248	1,213,126	[1]	£ 1,120,000	[2]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
On-balance sheet [abstract]
Loans and advances	11,037	10,519
Debt securities	15	70
Reverse repurchase agreements	100,040	63,162
Other financial assets	519	262
Financial assets designated at fair value	116,281	78,608
Traded loans [member]
On-balance sheet [abstract]
Trading portfolio assets	3,140	2,975
Strong (including investment grade) [Member]
On-balance sheet [abstract]
Cash and balances at central banks	171,082	102,353
Items in course of collection from other banks	2,088	1,328
Trading portfolio assets	49,921	37,631
Reverse repurchase agreements	11,430	9,364
Other financial assets	482	1,085
Financial assets designated at fair value	92,202	63,146
Derivative financial instruments	229,262	330,737
Loans and advances to banks	34,590	39,159
Loans and advances to customers	275,107	282,679
Financial investments - debt securities	57,107	62,842
Total assets	£ 923,271	£ 930,324
On-balance sheet, percentage [abstract]
Cash and balances at central banks, percentage	100.00%	100.00%
Items in the course of collection from other banks, percentage	97.00%	91.00%
Trading portfolio assets, percentage	92.00%	90.00%
Reverse repurchase agreements, percentage	91.00%	70.00%
Other financial assets, percentage	55.00%	90.00%
Financial assets designated at fair value, percentage	82.00%	85.00%
Derivative financial instruments, percentage	96.00%	95.00%
Loans and advances to banks, percentage	97.00%	91.00%
Loans and advances to customers, percentage	76.00%	72.00%
Financial investments - debt securities, percentage	100.00%	100.00%
Total assets, percentage	89.00%	86.00%
Strong (including investment grade) [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
On-balance sheet [abstract]
Loans and advances	£ 9,457	£ 9,692
Debt securities	0	59
Reverse repurchase agreements	82,263	53,151
Other financial assets	£ 482	£ 244
On-balance sheet, percentage [abstract]
Loans and advances, percentage	86.00%	92.00%
Debt securities, percentage	0.00%	84.00%
Reverse repurchase agreements, percentage	82.00%	84.00%
Other financial assets, percentage	93.00%	93.00%
Strong (including investment grade) [Member] | Home loans [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 135,576	£ 136,922
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	92.00%	95.00%
Strong (including investment grade) [Member] | Credit cards, unsecured and other retail lending [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 26,026	£ 5,343
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	47.00%	9.00%
Strong (including investment grade) [Member] | Loans to corporate entities [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 113,505	£ 140,414
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	70.00%	74.00%
Strong (including investment grade) [Member] | Debt securities [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 48,489	£ 37,037
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	95.00%	96.00%
Strong (including investment grade) [Member] | Traded loans [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 1,432	£ 594
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	45.00%	20.00%
Satisfactory (BB+ to B) [Member]
On-balance sheet [abstract]
Cash and balances at central banks	£ 0	£ 0
Items in course of collection from other banks	56	130
Trading portfolio assets	3,274	3,321
Reverse repurchase agreements	1,101	4,090
Other financial assets	355	117
Financial assets designated at fair value	18,561	10,561
Derivative financial instruments	7,863	14,963
Loans and advances to banks	926	3,830
Loans and advances to customers	67,368	90,444
Financial investments - debt securities	18	30
Total assets	£ 99,522	£ 127,486
On-balance sheet, percentage [abstract]
Cash and balances at central banks, percentage	0.00%	0.00%
Items in the course of collection from other banks, percentage	3.00%	9.00%
Trading portfolio assets, percentage	6.00%	8.00%
Reverse repurchase agreements, percentage	9.00%	30.00%
Other financial assets, percentage	41.00%	10.00%
Financial assets designated at fair value, percentage	17.00%	14.00%
Derivative financial instruments, percentage	4.00%	5.00%
Loans and advances to banks, percentage	3.00%	9.00%
Loans and advances to customers, percentage	18.00%	23.00%
Financial investments - debt securities, percentage	0.00%	0.00%
Total assets, percentage	9.00%	12.00%
Satisfactory (BB+ to B) [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
On-balance sheet [abstract]
Loans and advances	£ 817	£ 533
Debt securities	15	11
Reverse repurchase agreements	17,692	9,999
Other financial assets	£ 37	£ 18
On-balance sheet, percentage [abstract]
Loans and advances, percentage	7.00%	5.00%
Debt securities, percentage	100.00%	16.00%
Reverse repurchase agreements, percentage	18.00%	16.00%
Other financial assets, percentage	7.00%	7.00%
Satisfactory (BB+ to B) [Member] | Home loans [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 5,781	£ 2,589
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	4.00%	1.00%
Satisfactory (BB+ to B) [Member] | Credit cards, unsecured and other retail lending [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 24,801	£ 50,685
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	44.00%	88.00%
Satisfactory (BB+ to B) [Member] | Loans to corporate entities [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 36,786	£ 37,170
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	22.00%	19.00%
Satisfactory (BB+ to B) [Member] | Debt securities [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 2,085	£ 1,344
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	4.00%	3.00%
Satisfactory (BB+ to B) [Member] | Traded loans [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 1,189	£ 1,977
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	38.00%	66.00%
Higher risk (B- and below) [Member]
On-balance sheet [abstract]
Cash and balances at central banks	£ 0	£ 0
Items in course of collection from other banks	9	9
Trading portfolio assets	1,145	812
Reverse repurchase agreements	15	0
Other financial assets	32	3
Financial assets designated at fair value	848	306
Derivative financial instruments	544	926
Loans and advances to banks	147	262
Loans and advances to customers	23,077	19,661
Financial investments - debt securities	4	7
Total assets	£ 25,821	£ 21,986
On-balance sheet, percentage [abstract]
Cash and balances at central banks, percentage	0.00%	0.00%
Items in the course of collection from other banks, percentage	0.00%	0.00%
Trading portfolio assets, percentage	2.00%	2.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Other financial assets, percentage	4.00%	0.00%
Financial assets designated at fair value, percentage	1.00%	1.00%
Derivative financial instruments, percentage	0.00%	0.00%
Loans and advances to banks, percentage	0.00%	0.00%
Loans and advances to customers, percentage	6.00%	5.00%
Financial investments - debt securities, percentage	0.00%	0.00%
Total assets, percentage	2.00%	2.00%
Higher risk (B- and below) [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
On-balance sheet [abstract]
Loans and advances	£ 763	£ 294
Debt securities	0	0
Reverse repurchase agreements	85	12
Other financial assets	£ 0	£ 0
On-balance sheet, percentage [abstract]
Loans and advances, percentage	7.00%	3.00%
Debt securities, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Other financial assets, percentage	0.00%	0.00%
Higher risk (B- and below) [Member] | Home loans [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 5,645	£ 5,254
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	4.00%	4.00%
Higher risk (B- and below) [Member] | Credit cards, unsecured and other retail lending [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 4,940	£ 1,780
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	9.00%	3.00%
Higher risk (B- and below) [Member] | Loans to corporate entities [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 12,492	£ 12,627
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	8.00%	7.00%
Higher risk (B- and below) [Member] | Debt securities [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 626	£ 408
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	1.00%	1.00%
Higher risk (B- and below) [Member] | Traded loans [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 519	£ 404
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	17.00%	14.00%
Maximum exposure [Member]
On-balance sheet [abstract]
Cash and balances at central banks	£ 171,082	£ 102,353
Items in course of collection from other banks	2,153	1,467
Trading portfolio assets	54,340	41,764
Reverse repurchase agreements	12,546	13,454
Other financial assets	869	1,205
Financial assets designated at fair value	111,611	74,013
Derivative financial instruments	237,669	346,626
Loans and advances to banks	35,663	43,251
Loans and advances to customers	365,552	392,784
Financial investments - debt securities	57,129	62,879
Total assets	£ 1,048,614	£ 1,079,796
On-balance sheet, percentage [abstract]
Cash and balances at central banks, percentage	100.00%	100.00%
Items in the course of collection from other banks, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Other financial assets, percentage	100.00%	100.00%
Financial assets designated at fair value, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Loans and advances to banks, percentage	100.00%	100.00%
Loans and advances to customers, percentage	100.00%	100.00%
Financial investments - debt securities, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Maximum exposure [Member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
On-balance sheet [abstract]
Loans and advances	£ 11,037	£ 10,519
Debt securities	15	70
Reverse repurchase agreements	100,040	63,162
Other financial assets	£ 519	£ 262
On-balance sheet, percentage [abstract]
Loans and advances, percentage	100.00%	100.00%
Debt securities, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Other financial assets, percentage	100.00%	100.00%
Maximum exposure [Member] | Home loans [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 147,002	£ 144,765
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	100.00%	100.00%
Maximum exposure [Member] | Credit cards, unsecured and other retail lending [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 55,767	£ 57,808
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	100.00%	100.00%
Maximum exposure [Member] | Loans to corporate entities [member]
On-balance sheet [abstract]
Loans and advances to customers	£ 162,783	£ 190,211
On-balance sheet, percentage [abstract]
Loans and advances to customers, percentage	100.00%	100.00%
Maximum exposure [Member] | Debt securities [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 51,200	£ 38,789
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	100.00%	100.00%
Maximum exposure [Member] | Traded loans [member]
On-balance sheet [abstract]
Trading portfolio assets	£ 3,140	£ 2,975
On-balance sheet, percentage [abstract]
Trading portfolio assets, percentage	100.00%	100.00%

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.